Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31, 2011	December 31, 2010	Depreciable lives (years)
Land	$266	$100	Indefinite
Buildings and improvements	22,646	18,832	3 to 25
Equipment	92,816	73,225	2 to 7
Software	29,314	21,260	3 to 10
Furniture and fixtures	17,335	14,031	3 to 8
Surgical implant instrumentation	40,739	33,231	5
Construction in progress	8,753	15,572	N/A

	211,869	176,251
Accumulated depreciation and amortization	(104,761)	(82,591)

Property and equipment, net	$107,108	$93,660